Impairment Of Exploration And Evaluation, Property, Plant And Equipment And Goodwill - Summary of Nominal Brent Oil Prices (Parenthetical) (Detail) - bbl	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2024 Real Terms [member] | 2027 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	78
Prices of barrel per crude oil escalation percentage annually	2.00%
2022 Real Terms [member] | 2025 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil		70
Prices of barrel per crude oil escalation percentage annually		2.00%
2022 Real Terms [member] | 2026 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	70	70
Prices of barrel per crude oil escalation percentage annually	2.00%	2.00%